UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -------------

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harvest Management, L.L.C.
           --------------------------------------------------
           600 Madison Avenue, 11th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number: 28-06505
                      -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marjorie Gochberg Kellner
           -------------------------
Title:     Managing Member
           -------------------------
Phone:     212-644-2202
           -------------------------

Signature, Place, and Date of Signing:


/s/ Marjorie Gochberg Kellner      New York, New York          08/12/08
--------------------------------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        68
                                               -------------

Form 13F Information Table Value Total:        $175,832
                                               -------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.            Form 13F File Number         Name
   ---            -----------        ----------------------------
    1              28-7384              Nathaniel Bohrer
   ---            -----------        ----------------------------
    2              28-7750              Marjorie Gochberg Kellner
   ---            -----------        ----------------------------

Harvest Management, L.L.C., shares investment discretion with and is reporting on behalf of Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.

                           FORM 13F INFORMATION TABLE

                                                                VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER
          SECURITY            TITLE OF CLASS       CUSIP      X (1000)    PRN AMT  PRN CALL DISCRETN  MANAGERS SOLE  SHARED   NONE
ABAXIS INC                       COM               002567105    2,232     92,500   SH        OTHER     1 2 3          92,500
ALLIED WASTE INDS INC            COM PAR$ .01NEW   019589308      252     20,000   SH        OTHER     1 2 3          20,000
AMERICAN SCIENCE & ENGR INC      COM               029429107    1,546     30,000   SH        OTHER     1 2 3          30,000
AMERIGON INC                     COM               03070L300      370     52,000   SH        OTHER     1 2 3          52,000
ANHEUSER BUSCH COS INC           COM               035229103    9,629    155,000   SH        OTHER     1 2 3         155,000
ANHEUSER BUSCH COS INC           COM               035229103    1,864     30,000   SH  PUT   OTHER     1 2 3          30,000
APPLERA CORP                     COM AP BIO GRP    038020103    3,013     90,000   SH        OTHER     1 2 3          90,000
AXCELIS TECHNOLOGIES INC         COM               054540109    1,232    252,500   SH        OTHER     1 2 3         252,500
BCE INC                          COM NEW           05534B760      688     19,757   SH        OTHER     1 2 3          19,757
BHP BILLITON LTD                 SPONSORED ADR     088606108      511      6,000   SH        OTHER     1 2 3           6,000
BJS WHOLESALE CLUB INC           COM               05548J106    3,870    100,000   SH        OTHER     1 2 3         100,000
BLACKROCK INC                    COM               09247X101    1,505      8,500   SH        OTHER     1 2 3           8,500
CAI INTERNATIONAL INC            COM               12477X106      653     37,500   SH        OTHER     1 2 3          37,500
CALPINE CORP                     COM NEW           131347304    1,150     50,984   SH        OTHER     1 2 3          50,984
CELGENE CORP                     COM               151020104      457      7,154   SH        OTHER     1 2 3           7,154
CELL THERAPEUTICS INC            WARRANTS          150990596        0    200,295   SH        OTHER     1 2 3         200,295
CITI TRENDS INC                  COM               17306X102    1,360     60,000   SH        OTHER     1 2 3          60,000
CLEAR CHANNEL COMMUNICATIONS     COM               184502102    8,026    228,000   SH        OTHER     1 2 3         228,000
COGNIZANT TECHNOLOGY SOLUTIO     CL A              192446102      975     30,000   SH        OTHER     1 2 3          30,000
COLUMBIA LABS INC                WARRANTS          197990195        0    203,129   SH        OTHER     1 2 3         203,129
CORN PRODS INTL INC              COM               219023108      859     17,500   SH        OTHER     1 2 3          17,500
COSTAR GROUP INC                 COM               22160N109    1,588     35,728   SH        OTHER     1 2 3          35,728
CSK AUTO CORP                    COM               125965103      585     55,800   SH        OTHER     1 2 3          55,800
DECKERS OUTDOOR CORP             COM               243537107    1,670     12,000   SH        OTHER     1 2 3          12,000
DG FASTCHANNEL INC               COM               23326R109      431     25,000   SH        OTHER     1 2 3          25,000
DIEBOLD INC                      COM               253651103      890     25,000   SH        OTHER     1 2 3          25,000
DIEBOLD INC                      COM               253651103    1,779     50,000   SH  PUT   OTHER     1 2 3          50,000
DOW CHEM CO                      COM               260543103    1,746     50,000   SH  PUT   OTHER     1 2 3          50,000
ELECTRONIC DATA SYS NEW          COM               285661104    2,957    120,000   SH        OTHER     1 2 3         120,000
EXIDE TECHNOLOGIES               COM NEW           302051206    1,676    100,000   SH        OTHER     1 2 3         100,000
FINISH LINE INC                  CL A              317923100      435     50,000   SH        OTHER     1 2 3          50,000
GOODYEAR TIRE & RUBR CO          COM               382550101      916     51,400   SH        OTHER     1 2 3          51,400
GREY WOLF INC                    COM               397888108    1,355    150,000   SH        OTHER     1 2 3         150,000
HARRIS CORP DEL                  COM               413875105      252      5,000   SH        OTHER     1 2 3           5,000
HILB ROGAL & HOBBS CO            COM               431294107    3,911     90,000   SH        OTHER     1 2 3          90,000
HUNTSMAN CORP                    COM               447011107      741     65,000   SH        OTHER     1 2 3          65,000
I-MANY INC                       WARRANTS          449993054        0     49,673   SH        OTHER     1 2 3          49,673
INPLAY TECHNOLOGIES INC          WARRANTS          45773L103        0     25,485   SH        OTHER     1 2 3          25,485
JAKKS PAC INC                    COM               47012E106    1,055     48,300   SH        OTHER     1 2 3          48,300
LIGAND PHARMACEUTICALS INC       CL B              53220K207      892    343,098   SH        OTHER     1 2 3         343,098
MATRIX SVS CO                    COM               576853105    3,263    141,520   SH        OTHER     1 2 3         141,520
MENTOR GRAPHICS CORP             COM               587200106      316     20,000   SH        OTHER     1 2 3          20,000
NABI BIOPHARMACEUTICALS          COM               629519109    1,022    259,355   SH        OTHER     1 2 3         259,355
NAVTEQ CORP                      COM               63936L100   25,621    332,744   SH        OTHER     1 2 3         332,744
NCR CORP NEW                     COM               62886E108    1,260     50,000   SH  PUT   OTHER     1 2 3          50,000
NETLOGIC MICROSYSTEMS INC        COM               64118B100    1,527     46,000   SH        OTHER     1 2 3          46,000
NORTH AMERN ENERGY PARTNERS      COM               656844107    2,818    130,000   SH        OTHER     1 2 3         130,000
NYMEX HOLDINGS INC               COM               62948N104   10,222    121,000   SH        OTHER     1 2 3         121,000
OMEGA PROTEIN CORP               COM               68210P107    1,242     83,100   SH        OTHER     1 2 3          83,100
PERFICIENT INC                   COM               71375U101    1,683    174,200   SH        OTHER     1 2 3         174,200
POLYPORE INTL COM                COM               73179V103    1,013     40,000   SH        OTHER     1 2 3          40,000
QWEST COMMUNICATIONS INTL IN     COM               749121109      296     75,362   SH        OTHER     1 2 3          75,362
REPUBLIC SVCS INC                COM               760759100      297     10,000   SH  PUT   OTHER     1 2 3          10,000
RIO TINTO PLC                    SPONSORED ADR     767204100    2,536      5,123   SH        OTHER     1 2 3           5,123
ROCKWOOD HLDGS INC               COM               774415103    2,014     57,865   SH        OTHER     1 2 3          57,865
SAFECO CORP                      COM               786429100   11,417    170,000   SH        OTHER     1 2 3         170,000
SLM CORP                         COM               78442P106      194     10,000   SH        OTHER     1 2 3          10,000
SUPERIOR ESSEX INC               COM               86815V105      223      5,000   SH        OTHER     1 2 3           5,000
SYKES ENTERPRISES INC            COM               871237103    3,442    182,500   SH        OTHER     1 2 3         182,500
TAKE-TWO INTERACTIVE SOFTWAR     COM               874054109   23,138    904,889   SH        OTHER     1 2 3         904,889
TITAN INTL INC ILL               COM               88830M102      712     20,000   SH        OTHER     1 2 3          20,000
TJX COS INC NEW                  COM               872540109    3,776    120,000   SH        OTHER     1 2 3         120,000
WAL MART STORES INC              COM               931142103    5,620    100,000   SH        OTHER     1 2 3         100,000
WILLBROS GROUP INC               COM               969199108    1,643     37,500   SH        OTHER     1 2 3          37,500
WRIGLEY WM JR CO                 COM               982526105    5,834     75,000   SH        OTHER     1 2 3          75,000
WYETH                            COM               983024100    1,199     25,000   SH  CALL  OTHER     1 2 3          25,000
XM SATELLITE RADIO HLDGS INC     CL A              983759101      274     35,000   SH        OTHER     1 2 3          35,000
XM SATELLITE RADIO HLDGS INC     CL A              983759101      157     20,000   SH  PUT   OTHER     1 2 3          20,000